Closed Block (Tables)	12 Months Ended
Dec. 31, 2015
Closed Block Disclosure [Abstract]
Closed block liabilities and assets
Information regarding the closed block liabilities and assets designated to the closed block was as follows at:

	December 31,
	2015	2014
	(In millions)
Closed Block Liabilities
Future policy benefits	$41,278	$41,667
Other policy-related balances	249	265
Policyholder dividends payable	468	461
Policyholder dividend obligation	1,783	3,155
Current income tax payable	—	1
Other liabilities	380	646
Total closed block liabilities	44,158	46,195
Assets Designated to the Closed Block
Investments:
Fixed maturity securities available-for-sale, at estimated fair value	27,556	29,199
Equity securities available-for-sale, at estimated fair value	111	91
Mortgage loans	6,022	6,076
Policy loans	4,642	4,646
Real estate and real estate joint ventures	462	666
Other invested assets	1,066	1,065
Total investments	39,859	41,743
Cash and cash equivalents	236	227
Accrued investment income	474	477
Premiums, reinsurance and other receivables	56	67
Current income tax recoverable	11	—
Deferred income tax assets	234	289
Total assets designated to the closed block	40,870	42,803
Excess of closed block liabilities over assets designated to the closed block	3,288	3,392
Amounts included in AOCI:
Unrealized investment gains (losses), net of income tax	1,382	2,291
Unrealized gains (losses) on derivatives, net of income tax	76	28
Allocated to policyholder dividend obligation, net of income tax	(1,159)	(2,051)
Total amounts included in AOCI	299	268
Maximum future earnings to be recognized from closed block assets and liabilities	$3,587	$3,660

Closed block policyholder dividend obligation
Information regarding the closed block policyholder dividend obligation was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Balance at January 1,	$3,155	$1,771	$3,828
Change in unrealized investment and derivative gains (losses)	(1,372)	1,384	(2,057)
Balance at December 31,	$1,783	$3,155	$1,771

Closed block revenues and expenses
Information regarding the closed block revenues and expenses was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Revenues
Premiums	$1,850	$1,918	$1,987
Net investment income	1,982	2,093	2,130
Net investment gains (losses)	(23)	7	25
Net derivative gains (losses)	27	20	(6)
Total revenues	3,836	4,038	4,136
Expenses
Policyholder benefits and claims	2,564	2,598	2,702
Policyholder dividends	1,015	988	979
Other expenses	143	155	165
Total expenses	3,722	3,741	3,846
Revenues, net of expenses before provision for income tax expense (benefit)	114	297	290
Provision for income tax expense (benefit)	41	104	101
Revenues, net of expenses and provision for income tax expense (benefit)	$73	$193	$189